PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 0.5%
Curtiss-Wright Corp.	793	$101,425
Kaman Corp.	1,209	64,500
		165,925
Airlines 0.1%
Sun Country Airlines Holdings, Inc.*	927	37,729
Banks 9.4%
Ameris Bancorp	3,518	190,289
Atlantic Union Bankshares Corp.	3,808	147,255
BankUnited, Inc.	7,544	351,626
Brookline Bancorp, Inc.	17,209	277,065
Byline Bancorp, Inc.	8,477	192,428
Eastern Bankshares, Inc.	7,564	161,340
Enterprise Financial Services Corp.	5,627	276,455
First Bancorp	6,298	267,035
First Foundation, Inc.	8,981	213,748
PacWest Bancorp	6,507	282,469
Pinnacle Financial Partners, Inc.	4,561	399,726
Silvergate Capital Corp. (Class A Stock)*	475	50,929
Wintrust Financial Corp.	3,493	269,310
		3,079,675
Biotechnology 4.2%
Amicus Therapeutics, Inc.*	17,504	172,239
Apellis Pharmaceuticals, Inc.*	4,168	211,193
Avid Bioservices, Inc.*	6,371	136,371
C4 Therapeutics, Inc.*	2,175	71,993
Constellation Pharmaceuticals, Inc.*	4,726	102,176
Intellia Therapeutics, Inc.*	2,140	164,288
Nurix Therapeutics, Inc.*	3,421	119,119
ORIC Pharmaceuticals, Inc.*	4,613	111,312
Turning Point Therapeutics, Inc.*	1,883	143,541
Veracyte, Inc.*	2,886	143,578
		1,375,810

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Building Products 1.5%
AZEK Co., Inc. (The)*	1,991	$96,125
JELD-WEN Holding, Inc.*	13,315	388,399
		484,524
Capital Markets 6.0%
AssetMark Financial Holdings, Inc.*	3,458	77,874
Brightsphere Investment Group, Inc.	19,938	448,805
Focus Financial Partners, Inc. (Class A Stock)*	7,505	353,185
Hamilton Lane, Inc. (Class A Stock)	2,378	215,090
Houlihan Lokey, Inc.	3,963	262,628
Lazard Ltd. (Class A Stock)	5,528	248,705
Moelis & Co. (Class A Stock)	2,333	126,635
Open Lending Corp. (Class A Stock)*	5,763	225,045
		1,957,967
Chemicals 1.6%
Avient Corp.	10,190	517,346
Commercial Services & Supplies 1.2%
ACV Auctions, Inc. (Class A Stock)*	4,005	136,130
Harsco Corp.*	14,608	261,921
		398,051
Construction & Engineering 3.4%
Concrete Pumping Holdings, Inc.*	10,078	81,934
Great Lakes Dredge & Dock Corp.*	29,253	459,272
WillScot Mobile Mini Holdings Corp.*	20,017	585,898
		1,127,104
Construction Materials 1.5%
Summit Materials, Inc. (Class A Stock)*	17,266	497,088
Diversified Financial Services 1.1%
Crescent Acquisition Corp. (Class A Stock)*	14,142	142,551
FTAC Olympus Acquisition Corp. (Class A Stock)*(a)	7,579	76,245
Hudson Executive Investment Corp. (Class A Stock)*	13,168	130,627
		349,423

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 1.5%
Bandwidth, Inc. (Class A Stock)*	3,626	$479,357
Electronic Equipment, Instruments & Components 1.8%
Littelfuse, Inc.	1,132	300,252
nLight, Inc.*	9,531	279,639
		579,891
Energy Equipment & Services 0.6%
Cactus, Inc. (Class A Stock)	7,195	214,483
Equity Real Estate Investment Trusts (REITs) 5.2%
Cousins Properties, Inc.	6,287	230,544
Independence Realty Trust, Inc.	19,875	334,695
National Storage Affiliates Trust	8,349	379,378
QTS Realty Trust, Inc. (Class A Stock)	4,230	281,253
Retail Opportunity Investments Corp.	7,806	137,386
Summit Hotel Properties, Inc.*	15,720	159,872
UMH Properties, Inc.	8,288	178,441
		1,701,569
Food & Staples Retailing 3.0%
BJ’s Wholesale Club Holdings, Inc.*	6,965	311,126
Performance Food Group Co.*	9,148	536,988
Sprouts Farmers Market, Inc.*	4,749	121,622
		969,736
Food Products 2.2%
Adecoagro SA (Brazil)*	14,797	137,760
Freshpet, Inc.*	2,004	370,379
Utz Brands, Inc.	7,071	207,181
		715,320
Health Care Equipment & Supplies 4.7%
BioLife Solutions, Inc.*	2,816	98,278
Integra LifeSciences Holdings Corp.*	2,464	182,533
Intersect ENT, Inc.*	8,565	186,803
Nevro Corp.*	2,212	382,256
Outset Medical, Inc.*	3,600	215,712

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Silk Road Medical, Inc.*	2,157	$131,879
Tandem Diabetes Care, Inc.*	2,841	261,088
Treace Medical Concepts, Inc.*	2,061	64,633
		1,523,182
Health Care Providers & Services 3.9%
Acadia Healthcare Co., Inc.*	7,279	443,437
Accolade, Inc.*	4,873	244,381
Covetrus, Inc.*	6,641	190,265
HealthEquity, Inc.*	2,114	160,600
Progyny, Inc.*	3,929	223,599
		1,262,282
Health Care Technology 2.3%
Inspire Medical Systems, Inc.*	1,759	416,567
Phreesia, Inc.*	6,547	338,807
		755,374
Hotels, Restaurants & Leisure 4.9%
Bally’s Corp.*	3,949	228,884
BJ’s Restaurants, Inc.*	2,315	141,192
Bloomin’ Brands, Inc.*	12,460	393,736
Jack in the Box, Inc.	2,755	332,391
Rush Street Interactive, Inc.*	9,190	123,054
Wingstop, Inc.	2,346	371,630
		1,590,887
Household Durables 0.8%
Century Communities, Inc.*	3,629	268,328
Independent Power & Renewable Electricity Producers 1.4%
NextEra Energy Partners LP	6,188	461,315
Insurance 1.3%
Axis Capital Holdings Ltd.	3,740	208,692
Goosehead Insurance, Inc. (Class A Stock)	2,058	226,257
		434,949

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 0.7%
Stamps.com, Inc.*	1,189	$244,185
IT Services 1.5%
Evo Payments, Inc. (Class A Stock)*	12,598	359,169
Grid Dynamics Holdings, Inc.*	8,881	127,975
		487,144
Leisure Products 1.6%
Brunswick Corp.	4,933	528,472
Life Sciences Tools & Services 1.4%
NeoGenomics, Inc.*	4,504	220,651
Syneos Health, Inc.*	2,654	225,192
		445,843
Machinery 5.7%
Colfax Corp.*	9,034	408,247
Enerpac Tool Group Corp.	7,299	194,153
Gates Industrial Corp. PLC*	3,817	65,843
Kennametal, Inc.	6,846	274,935
Mayville Engineering Co., Inc.*	9,262	144,580
Mueller Water Products, Inc. (Class A Stock)	6,314	90,669
Rexnord Corp.	8,861	442,430
Trinity Industries, Inc.	8,688	240,136
		1,860,993
Media 0.9%
Cardlytics, Inc.*	2,213	304,354
Oil, Gas & Consumable Fuels 1.6%
PDC Energy, Inc.*	13,949	509,278
Personal Products 1.2%
elf Beauty, Inc.*	13,031	394,188

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 1.2%
Prestige Consumer Healthcare, Inc.*	4,051	$176,462
Revance Therapeutics, Inc.*	7,779	226,524
		402,986
Professional Services 1.3%
ASGN, Inc.*	2,010	211,412
Huron Consulting Group, Inc.*	3,568	200,736
		412,148
Road & Rail 2.3%
Saia, Inc.*	2,358	552,951
TFI International, Inc. (Canada)	2,445	214,304
		767,255
Semiconductors & Semiconductor Equipment 4.6%
Brooks Automation, Inc.	4,124	417,885
Lattice Semiconductor Corp.*	4,027	202,598
MACOM Technology Solutions Holdings, Inc.*	5,381	304,619
MaxLinear, Inc.*	7,717	277,735
Tower Semiconductor Ltd. (Israel)*	11,077	313,479
		1,516,316
Software 4.5%
Descartes Systems Group, Inc. (The) (Canada)*	2,492	159,638
Everbridge, Inc.*	2,845	377,560
PagerDuty, Inc.*	4,065	172,600
Q2 Holdings, Inc.*	2,603	270,764
Sprout Social, Inc. (Class A Stock)*	1,408	93,336
Varonis Systems, Inc.*	7,834	414,810
		1,488,708
Specialty Retail 2.7%
Boot Barn Holdings, Inc.*	3,901	275,177
Citi Trends, Inc.*	1,204	125,938
National Vision Holdings, Inc.*	7,393	372,681
Vroom, Inc.*	2,316	107,161
		880,957

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 1.5%
Kontoor Brands, Inc.	7,756	$487,310
Thrifts & Mortgage Finance 0.6%
WSFS Financial Corp.	3,570	182,391
Trading Companies & Distributors 0.7%
Rush Enterprises, Inc. (Class A Stock)	4,431	218,714

Total Long-Term Investments (cost $21,622,528)		32,078,557

Short-Term Investments 3.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,010,556	1,010,556
PGIM Institutional Money Market Fund (cost $85,689; includes $85,680 of cash collateral for securities on loan)(b)(wa)	85,732	85,689

Total Short-Term Investments (cost $1,096,245)		1,096,245

TOTAL INVESTMENTS 101.4% (cost $22,718,773)		33,174,802
Liabilities in excess of other assets (1.4)%		(471,445)

Net Assets 100.0%		$32,703,357

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,420; cash collateral of $85,680 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).